Corporate information	6 Months Ended
Jun. 30, 2023
Disclosure of Corporate Information [Abstract]
Corporate information
1.
Corporate information
1.1.
General information

NaaS Technology Inc. (the “Company”) was incorporated in the Cayman Islands on July 16, 2013 as an exempted company with limited liability. The Company is a holding company. The immediate and ultimate holding company of the Company is Newlinks Technology Limited (“NewLink”) which owns 75.0% of its ordinary shares and is a holding company incorporated in the Cayman Islands.

On June 10, 2022, RISE Education Cayman Ltd (“RISE”), the Company’s predecessor, completed the merger and other related transactions (the “Merger Transactions”) with Dada Auto (“Dada”), as a result of which Dada became a wholly-owned subsidiary of RISE and RISE assumed and began conducting the principal business of Dada. The name of the Company was changed from “RISE Education Cayman Ltd” to “NaaS Technology Inc.”.

The “Group” means (i) prior to the completion of the Reorganization, subsidiaries and VIEs of NewLink that provided EV charging services in China, (ii) upon and after the completion of the Reorganization, Dada, its subsidiaries, and Kuaidian Power (Beijing) New Energy Technology Co., Ltd. (“Kuaidian Power Beijing”) for the period during which Dada maintained VIE arrangements with Kuaidian Power Beijing, and (iii) upon and after completion of the Merger Transactions, the Company and its subsidiaries.

The interim condensed consolidated financial statements for the six months ended 30 June 2023 has been prepared in accordance with IAS 34 Interim Financial Reporting. The interim condensed consolidated financial statements does not include all the information and disclosures required in the annual financial statements, and should be read in conjunction with the Group’s annual consolidated financial statements for the year ended 31 December 2022.

1.2.
Estimates

The preparation of the interim condensed consolidated financial statements requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expense. Actual results may differ from these estimates. In preparing the interim condensed consolidated financial statements, the significant judgments made by management in applying the Group’s accounting policies and key sources of estimation uncertainty are largely in line with those applied in the 2022 annual consolidated financial statements, except for judgments and estimation relevant to newly adopted accounting policies as set out in note 2.

1.3.
Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker (“CODM”). The CODM, who is responsible for allocating resources, assessing performance of the operating segments and making strategic decisions, has been identified as the Chief Executive Officer of the Group, who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group as a whole.

For the purpose of internal reporting and management’s operation review, the CODM and management personnel do not segregate the Group’s business by product or service lines. Hence, the Group has only one operating segment. In addition, the Group does not distinguish between markets or segments for the purpose of internal reporting.